Segmented Reporting	12 Months Ended
Dec. 31, 2025
Disclosure of Entities Reportable Segments [Abstract]
Segmented Reporting
24.	SEGMENTED REPORTING
BGSI has one reportable line of business, being automotive collision repair and related services, with all revenues relating to a group of similar services. In this circumstance, IFRS Accounting Standards requires BGSI to provide geographical disclosure. For the periods reported, all of BGSI’s sales were derived within Canada or the United States of America. Reportable assets include property, plant and equipment, right of use assets, goodwill and intangible assets which are all located within these two geographic areas.

	Year ended December 31,
Sales	2025	2024

Canada	$243,728	$244,715

United States	2,899,066	2,825,627

	$3,142,794	$3,070,342

Reportable Assets	December 31, 2025	December 31, 2024

As at

Canada	$230,414	$199,299

United States	2,098,786	1,979,282

	$2,329,200	$2,178,581
BGSI’s revenues are largely derived from the insurers of its customers, who are generally automobile owners. Formal relationships with insurance companies such as Direct Repair Programs (“DRPs”) play an important role in generating sales volumes for the Company. Although automobile owners still have the freedom of choice of repair provider, insurance companies may educate the owner on the benefits of choosing a repairer in their DRP network. Of the top five insurance companies that BGSI deals with, which in aggregate account for approximately 54% (2024 – 51%) of total sales, one insurance company represents approximately 19% (2024 – 16%) of the Company’s total sales, while a second insurance company represents approximately 12% (2024 – 12%).